Summary of Significant Accounting Policies - Schedule of Fair Value Measurements, Nonrecurring (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill		$ 4,753,454
Total Losses from Impairment	(4,442,367)
Total non-recurring fair value measurements	(4,442,367)
Level 1 [Member]
Goodwill
Level 2 [Member]
Goodwill
Level 3 [Member]
Goodwill